Share-Based Compensation - Schedule of Key Assumptions Used to Determine Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value per option granted	$ 0.2562	$ 1.3882	$ 7.3798
Weighted average exercise price	$ 0.1659	$ 5.6699	$ 2.0418
Risk-free interest rate, Minimum	1.56%	1.45%	0.48%
Risk-free interest rate, Maximum	4.04%	1.97%	1.01%
Expected term	14 years	14 years
Expected volatility, Minimum	53.62%	54.69%	50.90%
Expected volatility, Maximum	68.75%	57.00%	55.90%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term			10 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term			16 years